Inventories - Type of Inventory (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Inventories
Raw material	$ 58,212	$ 61,098
Production supplies	91,914	77,810
Products-in-progress	698,134	744,217
Finished product	853,925	891,469
Total	$ 1,702,185	$ 1,774,594